Summary of Significant Accounting Policies and Practices (Details) - USD ($)		1 Months Ended	12 Months Ended
	Aug. 03, 2020	May 18, 2020	Dec. 31, 2020
Summary of Significant Accounting Policies and Practices (Details) [Line Items]
Ordinary share par value		$ 0.193
Reverse acquisition, description		The purchase price for China Rapid Finance (“CRF”) was $9.7 million. The transaction price of CRF includes 100% of all outstanding stock valued at net $9.7 million. The stock exchanged equal to the 72,636,230 shares of CRF outstanding prior to the issuance of additional shares in the acquisition, at the market price of $0.133 per share.
Total loss		$ 5,700,000
Cash consideration	$ 3,500,000
Total gain	$ 63,000.000
Description of translation adjustments			Translation adjustments included in accumulated other comprehensive income (loss) amounted to $738,038, ($16,358) and $4,875 as of December 31, 2020, 2019 and 2018, respectively. The balance sheet amounts, with the exception of shareholders’ equity at December 31, 2020, 2019 and 2018 were translated at 6.8632 RMB, 6.9762 RMB and 6.5249 RMB, respectively. The shareholders’ equity accounts were stated at their historical rate. The average translation rates applied to statement of income accounts for the years ended December 31, 2020, 2019 and 2018 were 6.6174 RMB, 6.8985 RMB and 6.8976 RMB to $1.00, respectively.
Goodwill			$ 71,977
Voting share percentage			20.00%
Factors Percentage			50.00%
Investments less percentage			20.00%
Value added taxes percentage			6.00%
Remaining lease term			5 years
Dilutive share			162,963,343
Class A ordinary shares [Member]
Summary of Significant Accounting Policies and Practices (Details) [Line Items]
Private placement transactions share		37,985,203
Class B ordinary shares [Member]
Summary of Significant Accounting Policies and Practices (Details) [Line Items]
Private placement transactions share		3,465,574